Schedule of contractual maturities of financial liabilities (Details) - Liquidity risk [member] - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Total			£ 3,317
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Total	1,082	1,263	2,582
Not later than three months [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Total	1,036	1,131	2,503
Not later than three months [member] | Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Total	46	25	79
Not later than three months [member] | Government and Research Loans [Member]
IfrsStatementLineItems [Line Items]
Total		107
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	171	75	437
Later than three months and not later than one year [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Total
Later than three months and not later than one year [member] | Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Total			165
Later than three months and not later than one year [member] | Government and Research Loans [Member]
IfrsStatementLineItems [Line Items]
Total			272
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total	195	61	555
Later than one year and not later than two years [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Total
Later than one year and not later than two years [member] | Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Total	195	61	317
Later than one year and not later than two years [member] | Government and Research Loans [Member]
IfrsStatementLineItems [Line Items]
Total			238
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	442	8	3,586
Later than two years and not later than five years [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Total
Later than two years and not later than five years [member] | Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Total	442	8	735
Later than two years and not later than five years [member] | Government and Research Loans [Member]
IfrsStatementLineItems [Line Items]
Total			2,851
Later than five years [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Total
Later than five years [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Total
Later than five years [member] | Government and Research Loans [Member]
IfrsStatementLineItems [Line Items]
Total			£ 3,317